VANECK REAL ASSETS ETF
SCHEDULE OF INVESTMENTS
June 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
MUTUAL FUNDS: 99.4%(a)
Energy Select Sector SPDR
Fund † 165,304 $ 14,019,432
Global X US Infrastructure
Development ETF † 273,527 11,920,307
Invesco Water Resources ETF † 23,656 1,653,791
iShares Gold Trust 6,194 386,258
iShares Residential and
Multisector Real Estate ETF 110,766 9,120,472
Materials Select Sector SPDR
Fund † 130,764 11,482,387
SPDR Gold MiniShares Trust 5,936 388,927
VanEck Commodity Strategy
ETF ‡ 557,178 28,417,638
VanEck Energy Income ETF ‡ 162,234 16,012,058
VanEck Gold Miners ETF † ‡ 59,736 3,109,856
VanEck Merk Gold ETF 910,120 29,023,727
Number
of Shares Value
VanEck Uranium and Nuclear
ETF † ‡ 42,774 $ 4,755,613
Underline
Total MUTUAL FUNDS
(Cost: $111,547,022) 130,290,466
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 4.5%
Money Market Fund: 4.5%
(Cost: $5,942,429)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 5,942,429 5,942,429
Total Investments: 103.9%
(Cost: $117,489,451) 136,232,895
Liabilities in excess of other assets: (3.9)% (5,040,660)
NET ASSETS: 100.0% $ 131,192,235
(a) Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://
www.sec.gov.
† Security fully or partially on loan. Total market value of securities on loan is $27,492,696.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
Transactions in securities of affiliates for the period ended June 30, 2025 were as follows:
Value
9/30/2024 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
6/30/2025
Dividend
Income
VanEck
Agribusiness ETF $774,279 $555,173 $(1,239,870) $(316,715) $227,133 $– $35,062
VanEck Commodity
Strategy ETF 15,739,444 12,975,333 (1,807,774) 64,140 1,446,495 28,417,638 695,849
VanEck Energy
Income ETF 9,601,795 7,313,264 (2,908,663) 508,181 1,497,481 16,012,058 295,411
VanEck Gold
Miners ETF 1,075,658 1,852,842 (340,009) 55,453 465,912 3,109,856 13,237
VanEck Steel ETF 1,359,810 777,155 (1,894,240) (172,505) (70,220) – 55,969
VanEck Uranium
and Nuclear ETF 1,595,471 2,246,230 (244,111) 40,119 1,117,904 4,755,613 16,029
Total
$30,146,457 $25,719,997 $(8,434,667) $178,673 $4,684,705 $52,295,165 $1,111,557